Consolidated statement of comprehensive income - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Consolidated Statement of Comprehensive Income [Line Items]
Profit (loss) recognized in the income statement	€ 2,116	€ (145)	€ 3,849	€ 1,018
Other Comprehensive Income: Items that will not be reclassified to profit or loss [Abstract]
Remeasurement gains (losses) related to defined benefit plans, before tax	(53)	(37)	(45)	65
Net fair value gains (losses) attributable to credit risk related to financial liabilities designated as at fair value through profit or loss, before tax	(49)	(54)	(22)	(87)
Total of income tax related to items that will not be reclassified to profit or loss	36	(11)	(29)	(39)
Items that are or may be reclassified to profit or loss: Financial assets at fair value through other comprehensive income [Abstract]
Unrealized net gains (losses) arising during the period, before tax	266	(182)	363	(266)
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax	(17)	(13)	(33)	(39)
Derivatives hedging variability of cash flows [Abstract]
Unrealized net gains (losses) arising during the period, before tax	62	(109)	207	(388)
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax	(27)	85	(34)	161
Assets classified as held for sale [Abstract]
Unrealized net gains (losses) arising during the period, before tax	0	0	0	0
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax	0	0	0	0
Foreign currency translation [Abstract]
Unrealized net gains (losses) arising during the period, before tax	(1,883)	80	(2,942)	395
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax	(7)	3	(7)	3
Equity Method Investments [Abstract]
Net gains (losses) arising during the period	1	4	42	0
Total of income tax related to items that are or may be reclassified to profit or loss	(92)	94	(142)	219
Other comprehensive income (loss), net of tax	(1,764)	(141)	(2,641)	23
Total comprehensive income (loss), net of tax	352	(286)	1,207	1,041
Attributable to [Abstract]
Noncontrolling interests	(18)	51	(9)	100
Deutsche Bank shareholders and additional equity components	€ 371	€ (337)	€ 1,217	€ 941